Share-based compensation (Restricted stock units and restricted stocks activity) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average grant date fair value ($)
Share based compensation expense		$ 107,719,000	$ 102,843,000	$ 100,162,000
Time Based Restricted Stock Units And Restricted Stock
Number
Number at beginning of period (in shares)		3,579,834
Granted (in shares)	[1]	740,690
Vested (in shares)	[2]	(859,033)
Cancelled (in shares)		(85,404)
Number at end of period (in shares)		3,376,087	3,579,834
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)		$ 42.78
Granted (in USD per share)	[1]	50.68
Vested (in USD per share)	[2]	33.59
Cancelled (in USD per share)		44.08
Number at end of period (in USD per share)		$ 46.85	$ 42.78
Peformance Based Restricted Stock Units And Restricted Stock [Member]
Number
Number at beginning of period (in shares)		5,512,342
Granted (in shares)	[1]	1,079,416
Vested (in shares)	[2]	(440,064)
Cancelled (in shares)		(29,445)
Number at end of period (in shares)		6,122,249	5,512,342
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)		$ 46.19
Granted (in USD per share)	[1]	51.49
Vested (in USD per share)	[2]	46.59
Cancelled (in USD per share)		42.10
Number at end of period (in USD per share)		$ 47.12	$ 46.19
Restricted Stock [Member] | NV Equity Plan
Number
Granted (in shares)	[1]	451,070
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)		279,697
Restricted stocks issued net of withholding for taxes (in shares)		171,373
Share based compensation expense		$ 3,400,000.0
Restricted Stock [Member] | NV Equity Plan | Revenue Commissioners, Ireland [Member]
Weighted average grant date fair value ($)
Restricted stocks issued net of withholding for taxes treated as granted (in shares)		64,771
Restricted Stock Units [Member] | NV Equity Plan
Number
Vested (in shares)		(296,201)
Weighted average grant date fair value ($)
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)		187,096
Lapsed Restrictions On Restricted Stock [Member] | NV Equity Plan
Weighted average grant date fair value ($)
Restricted stocks issued net of withholding for taxes (in shares)		655,207
Restricted stock issued (in shares)		938,125
Lapsed Restrictions On Restricted Stock [Member] | NV Equity Plan | Revenue Commissioners, Ireland [Member]
Weighted average grant date fair value ($)
Restricted stocks issued net of withholding for taxes treated as granted (in shares)		64,771

[1]	Includes 451,070 shares of restricted stock granted under the AerCap Holdings N.V. Equity Plans, of which 279,697 shares of restricted stock were issued with the remaining 171,373 shares being withheld and applied to pay the taxes involved. As part of the 171,373 shares withheld to pay for taxes, 64,771 shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $3.4 million on the grant dates associated with these shares.
[2]	296,201 restricted stock units, which were previously granted under the AerCap Holdings N.V. Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 187,096 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 938,125 shares of restricted stock (655,207 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 64,771 shares were treated as granted and subsequently vested on the grant dates as described in (a) above.